Summary of Significant Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Summary of significant accounting policies [line items]
Loss allowance recognized in opening retained earnings net of tax	€ 2	€ 0
Business combination description	Recognized assets and liabilities may be adjusted during a maximum of 12 months from the acquisition date, depending on new information obtained about the facts and circumstances existing at the acquisition date.
Interest cost on pension and other benefits	€ 15	€ 17	€ 21
Technology [member]
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	20 years
Customer relationships [member]
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	25 years
IFRS 16 [member]
Summary of significant accounting policies [line items]
Right-of-use assets expect to recognize				€ 102
Lease liabilities expect to recognize				€ 102
Bottom of range [member] | Computer software [member]
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	3 years
Bottom of range [member] | Buildings [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	10 years
Bottom of range [member] | Machinery and equipment [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	3 years
Bottom of range [member] | Vehicles [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	5 years
Top of range [member] | Computer software [member]
Summary of significant accounting policies [line items]
Intangible assets amortized estimated useful life	5 years
Top of range [member] | Buildings [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	50 years
Top of range [member] | Machinery and equipment [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	40 years
Top of range [member] | Vehicles [member]
Summary of significant accounting policies [line items]
Property, plant and equipment, useful life	8 years